Asset Purchase Agreement with Azaya Therapeutics - Additional Information (Details) - Assets Purchased from Azaya Therapeutics, Inc. [Member]	Feb. 15, 2017 USD ($) Candidate Employee shares	Dec. 31, 2017 USD ($)
Business Acquisition [Line Items]
Obligation to pay on existing payables assumed	$ 1,796,000
Total consideration	4,272,000
Fair value of the common stock issued	2,311,000
Assumed liabilities	1,800,000
Acquisition costs	200,000
Asset Purchase Agreement
Business Acquisition [Line Items]
Book value of tangible assets acquired	$ 3,000,000
Common stock, shares issued | shares	117,325
Common stock, shares issued after closing date | shares	87,994
Common stock deposited in escrow | shares	29,331
Obligation to pay on existing payables assumed	$ 1,800,000
Existing payables, paid during the period		$ 1,800,000
Number of employees | Employee	0
Maximum earn-out payment obligations	$ 100,000,000
Aggregate payment obligation threshold limit	$ 50,000,000
Percentage of net sales deemed for purposes of calculating payments	50.00%
Asset Purchase Agreement | IPR&D [Member]
Business Acquisition [Line Items]
Number of drug candidates acquired | Candidate	2